Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,629,859	$ 376,065	¥ 2,281,804
Allowance for credit losses	(107,191)	(15,328)	(90,626)
Accounts receivable, net	¥ 2,522,668	$ 360,737	¥ 2,191,178